Financial Instruments and Risk Management - Schedule of Financial Instruments and Fair Value Measurement (Details) - Financial Assets at Fair Value [Member] - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value
Cash	€ 493,129	€ 2,384,625
Financial assets at amortized cost
Accounts receivable and other receivables	1,739,775	2,926,132
Amount due from related parties	10,443,887	246,220
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	12,647,530	2,910,818
Amount due to related parties	2,929,117	1,792,045
Lease liabilities	22,262	36,325
Bank loans	4,510,831	4,369,949
Debt bond	€ 2,314,057	€ 865,882